Earnings per Unit and Cash Distributions - Additional Information (Detail) - shares		3 Months Ended				6 Months Ended	9 Months Ended
	Jun. 02, 2015	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Sep. 30, 2016	Dec. 31, 2014
Distribution Made to Limited Partner [Line Items]
Percentage of general partner interest	2.00%					2.00%
KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of limited partner interest							0.30%
Number of common units and subordinated units outstanding		90,368					90,368
Common Units [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of limited partner interest							66.80%
Number of common units and subordinated units outstanding		18,536,226					18,536,226
Percentage of partnership's units							68.20%
Subordinated Units [Member] | KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of limited partner interest							30.90%
Number of common units and subordinated units outstanding		8,567,500					8,567,500
Percentage of partnership's units							31.50%
General Partner Unit [Member]
Distribution Made to Limited Partner [Line Items]
Number of General Partner Units Outstanding		558,674			558,674		558,674	456,633
General Partner Unit [Member] | KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of general partner interest							2.01%
Number of General Partner Units Outstanding		558,674					558,674
IDR Holders [Member] | KNOT [Member] | Maximum [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders		48.00%	48.00%	48.00%	48.00%